SHARE CAPITAL (Details) - USD ($) shares in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Share capital [Line Items]
Balance		513,709		509,469
Exercise of options and vested performance share units		420	[1]	3,827
Issuance of common shares on equity offering		61,740	[2]	329
Issuance of common shares under First Nations agreements		2,767
Acquisition of Bayfield				84
Balance		578,636		513,709
Balance, beginning of period		$ 2,859.0		$ 2,841.0
Exercise of options and vested performance share units		1.4	[1]	16.3
Issuance of common shares on equity offering	[2]	166.6
Issuance of shares under First Nations agreements and land purchases		9.5		1.3
Acquisition of Bayfield				0.4
Balance, end of period		$ 3,036.5		$ 2,859.0

[1]	Stock options
[2]	On March 10, 2017, the Company closed a bought deal financing and related agreements and issued 61.7 million common shares at a price of $2.80 per share. Proceeds of $172.9 million are included within equity net of equity issuance costs of $8.2 million and the associated deferred tax recovery of $1.9 million.